Segments of Business and Geographic Areas (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Depreciation and Amortization
Depreciation and Amortization by Segment	$ 3,158	$ 2,939	$ 2,774
Consumer [Member]
Depreciation and Amortization
Depreciation and Amortization by Segment	631	532	513
Pharmaceutical [Member]
Depreciation and Amortization
Depreciation and Amortization by Segment	958	912	922
Medical Devices and Diagnostics [Member]
Depreciation and Amortization
Depreciation and Amortization by Segment	1,331	1,270	1,124
Operating Segments [Member]
Depreciation and Amortization
Depreciation and Amortization by Segment	2,920	2,714	2,559
General Corporate [Member]
Depreciation and Amortization
Depreciation and Amortization by Segment	$ 238	$ 225	$ 215